Condensed Statement of Shareholders' Equity - USD ($)		Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-in Capital	Additional Paid-in Capital Class A Ordinary Shares	Additional Paid-in Capital Class B Ordinary Shares	Retained Earnings	Private Placement Class B Ordinary Shares	Private Placement Ordinary Shares Class B Ordinary Shares	Private Placement Additional Paid-in Capital Class B Ordinary Shares
Balances, shares at May. 07, 2024						0
Balances at May. 07, 2024		$ 0				$ 0	$ 0			$ 0
Issuance of ordinary shares to founder and consultant, shares	[1]					17,300,000
Issuance of ordinary shares to founder and consultant	[1]			$ 103,000		$ 1,730			$ 101,270
Surrender of Class B ordinary shares by Founder, shares						(300,000)
Surrender of Class B ordinary shares by Founder						$ (30)			30
Net income loss		(64,401)								(64,401)
Balances, shares at Jun. 30, 2024	[1]				17,000,000
Balances at Jun. 30, 2024	[1]	38,599			$ 1,700		101,300			(64,401)
Balances, shares at May. 07, 2024						0
Balances at May. 07, 2024		0				$ 0	0			0
Issuance of ordinary shares to founder and consultant, shares						17,300,000
Issuance of ordinary shares to founder and consultant				$ 103,000		$ 1,730			101,270
Surrender of Class B ordinary shares by Founder, shares						(6,792,754)
Surrender of Class B ordinary shares by Founder						$ (679)			$ 679
Issuance of Class B ordinary shares in private placement, shares												2,826,087
Issuance of Class B ordinary shares in private placement											$ 3,250,000	$ 282	$ 3,249,718
Fair value of public warrants at issuance		18,460,769					18,460,769
Allocated value of issuance costs to public warrants		(111,538)					(111,538)
Accretion of Class A ordinary shares to redemption value			$ (22,757,853)					$ (22,757,853)
Reclass of negative additional paid-in capital to retained earnings		0					1,056,955			(1,056,955)
Net income loss		2,378,292					0			2,378,292
Balances, shares at Dec. 31, 2024			0	13,333,333	13,333,333	13,333,333
Balances at Dec. 31, 2024		1,322,670			$ 1,333	$ 1,333	0			1,321,337
Balances, shares at Mar. 31, 2025					13,333,333
Balances at Mar. 31, 2025		836,965			$ 1,333					835,632
Balances, shares at Dec. 31, 2024			0	13,333,333	13,333,333	13,333,333
Balances at Dec. 31, 2024		1,322,670			$ 1,333	$ 1,333	0			1,321,337
Accretion of Class A ordinary shares to redemption value			$ (4,234,331)					(4,234,331)
Reclass of negative additional paid-in capital to retained earnings							4,234,331			(4,234,331)
Net income loss		3,162,300								3,162,300
Balances, shares at Jun. 30, 2025			0	13,333,333	13,333,333
Balances at Jun. 30, 2025		250,639			$ 1,333					249,306
Balances, shares at Mar. 31, 2025					13,333,333
Balances at Mar. 31, 2025		836,965			$ 1,333					835,632
Accretion of Class A ordinary shares to redemption value			$ (2,130,352)					$ (2,130,352)
Reclass of negative additional paid-in capital to retained earnings							$ 2,130,352			(2,130,352)
Net income loss		1,544,026								1,544,026
Balances, shares at Jun. 30, 2025			0	13,333,333	13,333,333
Balances at Jun. 30, 2025		$ 250,639			$ 1,333					$ 249,306

[1]	This number included up to 2,500,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. This amount decreased to 2,000,000 Class B ordinary shares prior to the consummation of the offering in the third quarter of fiscal year 2024.